Liability for Future Policy Benefits (Additional Insurance Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Balance including amounts in AOCI, beginning of period, post-flooring	$ 11,660,527	$ 10,878,087
Flooring Impact and amounts in AOCI	(896,931)	(1,169,972)
Balance, excluding amounts in AOCI, beginning of period, pre-flooring		10,763,596	$ 9,708,115
Effect of assumption updates		2,197,592	(1,243)
Effect of actual variance from expected experience and other activity		(223,185)	53,125
Adjusted balance, beginning of period		12,738,003	$ 9,759,997
Assessments collected	961,924	848,263
Interest accrual	433,631	344,789
Benefits paid	(199,877)	(189,453)
Balance, excluding amounts in AOCI, end of period, pre-flooring	13,933,681	10,763,596
Flooring Impact and amounts in AOCI	(1,269,236)	896,931
Balance, including amounts in AOCI, end of period, post-flooring	12,664,445	11,660,527
Less: Reinsurance recoverable	12,458,184	11,419,340
Balance after reinsurance recoverable, including amounts in AOCI, end of period	206,261	241,187
Gross assessments	$ 1,367,796	$ 1,674,305
Weighted-average duration of the liability in years (at original discount rate)	23 years	22 years
Weighted-average interest rate (at original discount rate)	3.37%	3.37%